Notes Related to the Consolidated Statement of Income (Loss) - Summary of Operating Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Expenses [Line Items]
Depreciation and amortization	€ 4,216	€ 788	€ 530
Total	69,357	48,068	34,254
Research And Development Expenses
Disclosure Of Operating Expenses [Line Items]
Consumables	7,007	1,789	2,391
Rental and maintenance	1,296	805	636
Services, subcontracting and fees	25,296	19,632	14,175
Personnel expenses	14,967	10,914	7,916
Depreciation and amortization	3,536	260	263
Other	90	67	81
Total	52,193	33,468	25,463
Research And Development Expenses | R&D [member]
Disclosure Of Operating Expenses [Line Items]
Consumables	668	1,061	1,859
Rental and maintenance	171	279	140
Services, subcontracting and fees	3,543	5,043	1,768
Personnel expenses	3,056	3,013	2,088
Depreciation and amortization	307	68	94
Other	50	38	37
Total	7,795	9,502	5,986
Research And Development Expenses | Clinical studies [member]
Disclosure Of Operating Expenses [Line Items]
Consumables	6,340	728	532
Rental and maintenance	1,125	526	496
Services, subcontracting and fees	21,753	14,589	12,407
Personnel expenses	11,911	7,901	5,828
Depreciation and amortization	3,229	192	169
Other	40	30	44
Total	44,398	23,965	19,476
General and Administrative Expenses [member]
Disclosure Of Operating Expenses [Line Items]
Consumables	527	33	148
Rental and maintenance	1,117	1,584	894
Services, subcontracting and fees	7,964	5,409	2,867
Personnel expenses	6,331	5,925	3,688
Depreciation and amortization	751	529	266
Other	474	1,122	927
Total	€ 17,164	€ 14,600	€ 8,791